Segment Reporting - Schedule of Geographic Revenue Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Geographic Revenue Information [Line Items]
Total revenue from sale of mining machines	$ 15,254,872	$ 192,162,144	$ 219,782,989
Hong Kong, China [Member]
Schedule of Geographic Revenue Information [Line Items]
Total revenue from sale of mining machines	13,471,227	63,880,356	66,540,832
US [Member]
Schedule of Geographic Revenue Information [Line Items]
Total revenue from sale of mining machines	1,155,163	44,794,605	41,062,523
Others [Member]
Schedule of Geographic Revenue Information [Line Items]
Total revenue from sale of mining machines	$ 628,482	14,995,521	9,848,022
Singapore [Member]
Schedule of Geographic Revenue Information [Line Items]
Total revenue from sale of mining machines		30,368,587	35,128,651
Taiwan, China [Member]
Schedule of Geographic Revenue Information [Line Items]
Total revenue from sale of mining machines		9,376,924	18,299,139
Vietnam [Member]
Schedule of Geographic Revenue Information [Line Items]
Total revenue from sale of mining machines		7,465,468	44,775,855
The BVI [Member]
Schedule of Geographic Revenue Information [Line Items]
Total revenue from sale of mining machines		6,337,092	$ 4,127,967
England and Wales [Member]
Schedule of Geographic Revenue Information [Line Items]
Total revenue from sale of mining machines		5,226,816
Malaysia [Member]
Schedule of Geographic Revenue Information [Line Items]
Total revenue from sale of mining machines		5,220,935
Hungary [Member]
Schedule of Geographic Revenue Information [Line Items]
Total revenue from sale of mining machines		$ 4,495,840